Note 29 Leverage ratio (Details) - EUR (€) € in Millions	Jun. 30, 2023		Dec. 31, 2022
Leverage ratio [Line Items]
Tier 1	€ 51,324	[1]	€ 47,931
Exposure to leverage ratio	€ 792,051	[1]	€ 738,413
Leverage ratio	6.48%		6.49%

[1]	(1) Provisional data